COMMON STOCK, STOCK OPTIONS AND WARRANTS (Details 2) - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Oct. 31, 2016
Exercise price	$ 0.54	$ 0.54	$ 0.55
Number	8,732,770	8,732,770
Investor Warrants [Member]
Exercise price	$ 0.60	$ 0.60
Number	3,400,067	3,400,067
Expiration Date	September 12, 2019	September 12, 2019
Placement Agent Unit Warrants [Member]
Exercise price	$ 0.60	$ 0.60
Number	680,013	680,013
Expiration Date	September 12, 2019	September 12, 2019
Warrants underlying Placement Agent Unit Warrants [Member]
Exercise price	$ 0.60	$ 0.60
Number	680,013	680,013
Expiration Date	September 12, 2019	September 12, 2019
Placement Agent Share Warrants [Member]
Exercise price	$ 0.60	$ 0.60
Number	1,000,000	1,000,000
Expiration Date	September 12, 2019	September 12, 2019
Investor Warrants One [Member]
Exercise price	$ 0.60	$ 0.60
Number	2,145,371	2,145,371
Expiration Date	March 19, 2020 - June 26, 2020	March 19, 2020 - June 26, 2020
Investor Warrants Two [Member]
Exercise price	$ 0.60	$ 0.60
Number	891,666	891,666
Expiration Date	July 2, 2020 - September 14, 2020	July 2, 2020 - September 14, 2020
Investor Warrants Three [Member]
Exercise price	$ 0.60	$ 0.60
Number	583,334	583,334
Expiration Date	November 5, 2020 - November 20, 2020	November 5, 2020 - November 20, 2020
Investor Warrants Four [Member]
Exercise price	$ 0.60	$ 0.60
Number	2,133,334	2,133,334
Expiration Date	January 7, 2021 - March 21, 2021	January 7, 2021 - March 21, 2021
Investor Warrants Five [Member]
Exercise price	$ 0.60	$ 0.60
Number	1,900,000	1,900,000
Expiration Date	April 15, 2021 - April 25, 2021	April 15, 2021 - April 25, 2021
LMB Warrants One [Member]
Exercise price	$ 0.41	$ 0.41
Number	1,352,266	1,352,266
Expiration Date	June 12, 2019 - March 2, 2021	June 12, 2019 - March 2, 2021
LMB Warrants Two [Member]
Exercise price	$ 0.66	$ 0.66
Number	122,319	122,319
Expiration Date	September 30, 2019 - January 8, 2020	September 30, 2019 - January 8, 2020
LMB Warrants Three [Member]
Exercise price	$ 1.38	$ 1.38
Number	265,814	265,814
Expiration Date	November 3, 2019 - March 6, 2020	November 3, 2019 - March 6, 2020
LMB Warrants Four [Member]
Exercise price	$ 0.50	$ 0.50
Number	1,108,249	1,108,249
Expiration Date	August 18, 2020 - March 14, 2021	August 18, 2020 - March 14, 2021
LMB Warrants Five [Member]
Exercise price	$ 0.91	$ 0.91
Number	796,649	796,649
Expiration Date	March 24, 2022 - April 29, 2022	March 24, 2022 - April 29, 2022
Financial Advisor Warrants [Member]
Exercise price	$ 0.20	$ 0.20
Number	1,000,000	1,000,000
Expiration Date	August 15, 2021	August 15, 2021
Warrants [Member]
Exercise price	$ 0.55
Number	975,000	18,059,095
Expiration Date	November 23, 2021
Offering Placement Agent Warrants 2016 [Member]
Exercise price	$ 0.55
Number	975,000
Expiration Date	November 23, 2021